Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 9 - Related Party Transactions

Accounts Payable Related Party

Chief Executive Officer

The Chief Executive Officer is the sole owner of Rocco Advisors, which was paid for management consulting services provided to the Company.

	2015	2014
Beginning Balance as of January 1,	$-	$-
Monies owed	37,500	-
Monies paid	(30,000)	-
Ending Balance as of June 30,	$7,500	$-

Chief Technical Officer

The Chief Technical Officer is the sole owner of WEBA Technologies, which was paid for products sold to GlyEco, primarily consisting of additive packages for antifreeze. The Company also incurred expenses for consulting services provided by the Chief Technical Officer in the ordinary course of business, totaling $75,000 during the six months ended June 30, 2015. These transactions are summarized below.

	2015	2014
Beginning Balance as of January 1,	$15,050	$-
Monies owed	224,658	-
Monies paid	(205,217)	-
Ending Balance as of June 30,	$34,491	$-

Former Chief Executive Officer / Director

The former Chief Executive Officer is the sole owner of Barcid Investment Group, which was owed $62,500 as of December 31, 2014, for management and consulting services provided to the Company. The former Chief Executive Officer is the sole owner of Picard Investment Group, which is paid for advisory consulting services provided to the Company.

	2015	2014
Beginning Balance as of January 1,	$62,500	$114,434
Monies owed	9,000	7,679
Monies paid	(69,000)	(22,113)
Ending Balance as of June 30,	$2,500	$100,000

Accounts Payable Related Party

Chief Executive Officer

The Chief Executive Officer is the sole owner of a corporation, Barcid Investment Group, which was owed $114,434 as of December 31, 2013 for management consulting services provided to the Company.

The accounts payable related party in the amount of $62,500 was owed to the former Chief Executive Officer as of December 31, 2014 and is comprised of a deferred compensation obligation, which was paid in full subsequent to December 31, 2014.

Chief Technical Officer

The Chief Technical Officer is the sole owner of WEBA Technologies, which was paid for products sold to GlyEco, primarily consisting of additive packages for antifreeze.

	2014	2013
Beginning balance as of December 31, 2013	$-	$-
Monies owed	218,195	-
Monies paid	(203,145)	-
Ending balance as of December 31, 2014	$15,050	$-

This liability is included in accounts payable as of December 31, 2014.

In addition to the above amounts, the Company incurred expenses for consulting services provided by the Chief Technical Officer in the ordinary course of business, totaling $119,668 and $0 during 2014 and 2013, respectively.

Chief Business Development Officer

The Chief Business Development Officer is the sole owner of two corporations, CyberSecurity, Inc. and Market Tactics, Inc., which were owed $16,058 for marketing consulting services provided to the Company as of December 31, 2013. The Company incurred expenses totaling $145,011 during 2013 for marketing consulting services.

In 2014, the Company incurred expenses for consulting services provided by the Chief Business Development Officer totaling $84,500 to the Company in the ordinary course of business through Market Tactics, Inc.

Chief Financial Officer

The Chief Financial Officer was owed $16,138 for reimbursable business expenses charged on a personal credit card as of December 31, 2013.

Former Director

A former Director of the Company is the counter party to consulting and non-compete contracts, as well as the sole owner of two corporations, Full Circle and NY Terminals with contracts with the Company. As described in Note 6, Full Circle is paid pursuant to lease and services agreements. NY Terminals is paid pursuant to a ground lease agreement. The former Director, Full Circle and NY Terminals were owed $426,052 as of December 31, 2013. By the fourth quarter of 2014, the former Director ceased to be a related party upon his resignation from the Board on August 22, 2014. During the year ended December 31, 2013, and the nine months ended September 30, 2014, the Company incurred expenses from the Former Director, Full Circle and NY Terminals totaling $2,832,046 and $1,687,706, respectively.

General Manager

The General Manager of Acquisition Sub #3 is co-owner of MMT Technologies and was owed $10,000 as of December 31, 2013 in rent pursuant to a lease agreement for the building and land occupied by Acquisition Sub #3. In 2014, the outstanding balance was paid and the lease was transferred to a banking institution.